Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2026 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	9
Net book value | $	$ 230,975
Bareboat Chartered Vessels [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	9
Net book value | $	$ 212,241